Other accounts receivable, net - Movement in the allowance for doubtful accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other accounts receivable, net
Balance as of beginning of the year	$ (809)	$ (615)
Write-offs	1,262	1,478
Increase in allowance	(1,330)	(1,672)
Balance as of end of the year	$ (877)	$ (809)